Borrowings and Credit Facilities (Tables)	9 Months Ended
Jul. 29, 2011
Borrowings and Credit Facilities [Abstract]
Direct borrowing and capital lease obligations
Direct borrowings and capital lease obligations consisted of the following:

	July 29,	October 29,
In thousands	2011	2010

Term Loan due 2016	$500,000	$-
6.0% Senior Notes due 2016	247,924	247,677
6.625% Senior Notes due 2036	148,435	148,417
Short-term notes payable and bank overdrafts	8,500	1,208
Capital leases and other	2,207	574
	907,066	397,876
Less: Amounts due within one year	(33,700)	(1,550)

Long-term obligations	$873,366	$396,326